Segment Information (Intersegment Assets, Equity Affiliates Investments and Capital Expenditures Details) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total Assets	$ 531,864	$ 444,097
Investments in Equity Affiliates	6,245	$ 1,560	$ 1,674
Capital Expenditures	21,251
Corporate and eliminations [Member]
Segment Reporting Information [Line Items]
Total Assets	(106,815)
Investments in Equity Affiliates	18
Capital Expenditures	310
Communications [Member]
Segment Reporting Information [Line Items]
Total Assets	485,360
Investments in Equity Affiliates	3
Capital Expenditures	19,509
WarnerMedia [Member]
Segment Reporting Information [Line Items]
Total Assets	132,453
Investments in Equity Affiliates	5,547
Capital Expenditures	581
Latin America [Member]
Segment Reporting Information [Line Items]
Total Assets	18,148
Investments in Equity Affiliates	677
Capital Expenditures	745
Xandr [Member]
Segment Reporting Information [Line Items]
Total Assets	2,718
Investments in Equity Affiliates	0
Capital Expenditures	$ 106